Vessel Revenues	6 Months Ended
Jun. 30, 2026
Vessel Revenues [Abstract]
Vessel Revenues
16.	Vessel Revenues:

The following table includes the vessel revenues earned by the Company by type of contract in each of six-month periods ended June 30, 2025, and June 30, 2026, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2025	2026
Time charter revenues	7,528,174	12,913,332
Pool revenues	2,068,779	—
Total Vessel Revenues	$9,596,953	$12,913,332

The Company generates its revenues from time charters for the six-month period ended June 30, 2026.

The Company typically enters into time charters ranging from one month to twelve months, and, in isolated cases, for longer terms, depending on market conditions. The charterer has the full discretion over the ports visited, shipping routes and vessel speed, subject to the owner’s protective restrictions set forth in the agreed charterparty’s terms. Time charter agreements may have extension options that range over certain time periods, which are usually periods of months. The time charter party generally provides, among others, typical warranties regarding the speed and the performance of the vessel as well as owner protective restrictions such that the vessel is sent only to safe ports by the charterer, subject always to compliance with applicable sanction laws and war risks, and carry only lawful and non-hazardous cargo.